Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Loans receivable, fair value option	[1]	¥ 2,045,084	¥ 2,074,585
Receivables from customers, fair value option		49,444	21,834
Securities purchased under agreements to resell, fair value option		533,453	466,440
Trading assets, securities pledged as collateral		22,000,384	19,539,742
Trading assets, fair value option		593,729	8,108
Private equity investments, fair value option		23,161	22,807
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		520,067	529,605
Non-trading debt securities		267,677
Investments in and advances to affiliated companies, assets pledged		7,166	6,929
Investments in and advances to affiliated companies, fair value option		2,268	1,514
Other, fair value option		231,408	213,227
Short-term borrowings, fair value option		521,075	650,122
Deposits received at banks, fair value option		322,860	182,906
Securities sold under agreements to repurchase, fair value option		879,391	916,090
Securities loaned, fair value option		34,557	62,102
Other liabilities, fair value option		71,059	61,052
Long-term borrowings, fair value option		¥ 6,674,288	¥ 6,145,018
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,163,562,601	3,163,562,601
Outstanding		2,955,024,538	2,970,755,160
Common stock held in treasury, shares		208,538,063	192,807,441
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 8,264,376	¥ 6,892,311
Equity Securities [Member]
Securities pledged as collateral		¥ 203	¥ 247

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.